ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Schedule of Variable Interest Entities

The following table sets forth the assets and liabilities of the VIEs included in the Company's consolidated balance sheets:

	Year ended December 31,
	2013	2014
	RMB	RMB	US$
Current assets	254,437,296	443,485,074	71,476,820
Non-current assets	136,944,224	324,518,147	52,302,831
Total assets	391,381,520	768,003,221	123,779,651
Current liabilities	186,305,937	431,127,653	69,485,165
Non-current liabilities	2,078,698	21,231,082	3,421,829
Total liabilities	188,384,635	452,358,735	72,906,994
Total net assets	202,996,885	315,644,486	50,872,657

The following table sets forth the results of operations of the VIEs included in the Company's consolidated statements of comprehensive income/(loss):

	Year ended December 31,
	2012	2013	2014
Net revenues	205,647,992	228,269,599	239,338,887
Net income/(loss)	8,165,122	(14,383,536)	(26,756,066)